SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid consulting fees		$ 2,867,123
Inventory-related deposits	$ 253,884	384,477	1,845,722
Employee advances			320,631
Prepaid insurance and other operational expenses	287,553	201,275	210,665
Deposits for sales events		222,540
Right to recover asset	13,946	15,632	26,616
Subtotal	1,695,382	3,691,047	2,403,634
Less: allowance for losses	(175,641)	(179,765)
Other current assets	1,519,741	3,511,282	$ 2,403,634
Prepaid consulting fees, related party	$ 1,139,999	$ 2,867,123